YieldMax Crypto Industry & Tech Portfolio Option Income ETF

Schedule of Investments

April 30, 2026 (Unaudited)

COMMON STOCKS - 87.2%	Shares	Value
Financial Services - 58.9%(a)
Bitdeer Technologies Group - Class A(b)(c)	224,576	$2,535,463
BitMine Immersion Technologies, Inc.	191,410	4,096,174
Block, Inc. - Class A(b)(c)	96,004	6,769,242
Cipher Digital, Inc.(b)	316,409	5,613,096
Circle Internet Group, Inc. - Class A(b)	51,020	4,636,698
Cleanspark, Inc.(b)(c)	331,669	4,155,813
Coinbase Global, Inc. - Class A(b)(c)	21,421	4,022,221
Core Scientific, Inc.(b)(c)	320,401	6,408,020
Galaxy Digital, Inc. - Class A(b)	216,505	5,940,897
Hut 8 Corp.(b)(c)	84,521	6,405,001
IREN Ltd.(b)	83,248	3,788,616
MARA Holdings, Inc.(b)(c)	430,125	5,157,199
Paypal Holdings, Inc.(c)	85,533	4,288,625
Riot Platforms, Inc.(b)(c)	305,462	5,266,165
Robinhood Markets, Inc. - Class A(b)(c)	63,608	4,636,387
		73,719,617

Media - 5.9%
Opera Ltd., ADR(c)	412,286	7,318,077

Retail & Wholesale - Discretionary - 3.8%
MercadoLibre, Inc.(b)(c)	2,615	4,687,727

Software & Tech Services - 13.1%
Bullish(b)	89,835	3,389,475
Figure Technology Solutions, Inc. - Class A(b)	115,388	4,050,119
Sharplink Gaming, Inc.(b)	354,542	2,552,702
Strategy, Inc. - Class A(b)(c)	38,861	6,429,552
		16,421,848

Tech Hardware & Semiconductors - 5.5%
NVIDIA Corp.(c)	34,753	6,935,656

TOTAL COMMON STOCKS (Cost $110,622,075)		109,082,925

EXCHANGE TRADED FUNDS - 3.4%	Shares	Value
iShares Ethereum Trust ETF(b)	252,263	4,308,652

TOTAL EXCHANGE TRADED FUNDS (Cost $6,742,609)		4,308,652

PURCHASED OPTIONS - 7.2%(b)(d)(e)(f)	Notional Amount	Contracts	Value
Call Options - 6.9%
BitMine Immersion Technologies, Inc., Expiration: 5/8/2026; Exercise Price: $23.50	$4,095,960	1,914	$40,194
Block, Inc., Expiration: 5/1/2026; Exercise Price: $74.00	6,768,960	960	5,760
Bullish, Expiration: 5/8/2026; Exercise Price: $41.50	3,388,154	898	15,715
Cipher Digital, Inc., Expiration: 5/1/2026; Exercise Price: $18.50	102,892	58	899
Cipher Digital, Inc., Expiration: 5/8/2026; Exercise Price: $21.00	5,510,044	3,106	124,240
Circle Internet Group, Inc., Expiration: 5/8/2026; Exercise Price: $104.00	4,634,880	510	46,920
Coinbase Global, Inc., Expiration: 5/8/2026; Exercise Price: $195.00	4,018,278	214	143,380
Core Scientific, Inc., Expiration: 5/1/2026; Exercise Price: $21.50	116,000	58	87
Core Scientific, Inc., Expiration: 5/8/2026; Exercise Price: $23.00	6,292,000	3,146	106,964
Figure Technology Solutions, Inc., Expiration: 5/1/2026; Exercise Price: $36.00	4,047,030	1,153	49,002
Galaxy Digital, Inc., Expiration: 5/1/2026; Exercise Price: $28.50	5,940,760	2,165	46,547
Hut 8 Corp., Expiration: 5/1/2026; Exercise Price: $87.00	6,282,162	829	6,217
Hut 8 Corp., Expiration: 5/1/2026; Exercise Price: $78.00	121,248	16	1,344
IREN Ltd., Expiration: 5/1/2026; Exercise Price: $47.00	3,786,432	832	38,688
iShares Bitcoin Trust ETF, Expiration: 5/1/2026; Exercise Price: $45.50	160,284	37	56
iShares Bitcoin Trust ETF, Expiration: 5/8/2026; Exercise Price: $46.50	7,555,008	1,744	18,312
iShares Bitcoin Trust ETF, Expiration: 5/15/2026; Exercise Price: $10.01	7,715,292	1,781	5,936,768
iShares Ethereum Trust ETF, Expiration: 5/8/2026; Exercise Price: $18.50	4,307,576	2,522	23,959
MercadoLibre, Inc., Expiration: 5/1/2026; Exercise Price: $1,900.00	4,660,838	26	1,430
NVIDIA Corp., Expiration: 5/8/2026; Exercise Price: $207.50	6,925,079	347	61,419
Opera Ltd., Expiration: 5/15/2026; Exercise Price: $19.00	7,316,550	4,122	82,440
Paypal Holdings, Inc., Expiration: 5/1/2026; Exercise Price: $52.00	4,286,970	855	1,283
Riot Platforms, Inc., Expiration: 5/1/2026; Exercise Price: $18.50	94,820	55	1,017
Riot Platforms, Inc., Expiration: 5/8/2026; Exercise Price: $18.50	5,170,276	2,999	154,449
Robinhood Markets, Inc., Expiration: 6/18/2026; Exercise Price: $30.00	2,624,040	360	1,557,900
Strategy, Inc., Expiration: 5/8/2026; Exercise Price: $177.50	6,419,460	388	120,280
Total Call Options			8,585,270

Put Options - 0.3%
Bitdeer Technologies Group, Expiration: 5/1/2026; Exercise Price: $11.50	2,489,445	2,205	88,200
Bitdeer Technologies Group, Expiration: 5/8/2026; Exercise Price: $10.50	45,160	40	1,800
Block, Inc., Expiration: 5/1/2026; Exercise Price: $70.00	6,768,960	960	49,920
Cleanspark, Inc., Expiration: 5/1/2026; Exercise Price: $11.50	4,079,768	3,256	9,768
Cleanspark, Inc., Expiration: 5/8/2026; Exercise Price: $10.50	75,180	60	840
MARA Holdings, Inc., Expiration: 5/8/2026; Exercise Price: $11.00	5,156,899	4,301	122,578
NU Holdings Ltd., Expiration: 5/8/2026; Exercise Price: $13.50	4,413,504	3,048	19,812
Opera Ltd., Expiration: 5/15/2026; Exercise Price: $15.00	7,316,550	4,122	61,830
Paypal Holdings, Inc., Expiration: 5/1/2026; Exercise Price: $49.00	4,286,970	855	5,558
Robinhood Markets, Inc., Expiration: 5/8/2026; Exercise Price: $63.00	7,259,844	996	16,434
Sharplink, Inc., Expiration: 5/1/2026; Exercise Price: $6.50	2,552,400	3,545	5,317
Total Put Options			382,057

TOTAL PURCHASED OPTIONS (Cost $9,032,116)			8,967,327

SHORT-TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(g)	549,675	$549,675

TOTAL SHORT-TERM INVESTMENTS (Cost $549,675)		549,675

TOTAL INVESTMENTS - 98.2% (Cost $126,946,475)		$122,908,579
Other Assets in Excess of Liabilities - 1.8%		2,205,342
TOTAL NET ASSETS - 100.0%		$125,113,921

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt

(a)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(b)	Non-income producing security.
(c)	All or a portion of this security has been pledged as collateral for written options. As of April 30, 2026, the total value of securities pledged as collateral is $118,948,666.
(d)	Exchange-traded.
(e)	100 shares per contract.
(f)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(g)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.

YieldMax Crypto Industry & Tech Portfolio Option Income ETF

Schedule of Written Options Contracts

April 30, 2026 (Unaudited)

WRITTEN OPTIONS - (3.2)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (2.6)%
Bitdeer Technologies Group, Expiration: 5/8/2026; Exercise Price: $13.50	$(2,534,605)	(2,245)	$(28,062)
BitMine Immersion Technologies, Inc., Expiration: 5/8/2026; Exercise Price: $21.50	(4,095,960)	(1,914)	(161,733)
Block, Inc., Expiration: 5/1/2026; Exercise Price: $73.00	(6,768,960)	(960)	(9,600)
Bullish, Expiration: 5/8/2026; Exercise Price: $39.00	(3,388,154)	(898)	(77,677)
Cipher Digital, Inc., Expiration: 5/1/2026; Exercise Price: $17.50	(102,892)	(58)	(3,335)
Cipher Digital, Inc., Expiration: 5/8/2026; Exercise Price: $19.00	(5,510,044)	(3,106)	(288,858)
Circle Internet Group, Inc., Expiration: 5/8/2026; Exercise Price: $97.00	(4,634,880)	(510)	(113,985)
Cleanspark, Inc., Expiration: 5/8/2026; Exercise Price: $13.50	(4,154,948)	(3,316)	(127,666)
Coinbase Global, Inc., Expiration: 5/8/2026; Exercise Price: $185.00	(4,018,278)	(214)	(239,145)
Core Scientific, Inc., Expiration: 5/1/2026; Exercise Price: $20.50	(116,000)	(58)	(754)
Core Scientific, Inc., Expiration: 5/8/2026; Exercise Price: $21.00	(6,292,000)	(3,146)	(308,308)
Figure Technology Solutions, Inc., Expiration: 5/1/2026; Exercise Price: $34.00	(4,047,030)	(1,153)	(155,655)
Galaxy Digital, Inc., Expiration: 5/1/2026; Exercise Price: $26.50	(5,940,760)	(2,165)	(258,717)
Hut 8 Corp., Expiration: 5/1/2026; Exercise Price: $81.00	(6,282,162)	(829)	(27,357)
Hut 8 Corp., Expiration: 5/1/2026; Exercise Price: $74.00	(121,248)	(16)	(4,720)
IREN Ltd., Expiration: 5/1/2026; Exercise Price: $45.00	(3,786,432)	(832)	(107,328)
iShares Bitcoin Trust ETF, Expiration: 5/1/2026; Exercise Price: $44.00	(160,284)	(37)	(370)
iShares Bitcoin Trust ETF, Expiration: 5/8/2026; Exercise Price: $44.50	(7,555,008)	(1,744)	(82,840)
iShares Ethereum Trust ETF, Expiration: 5/8/2026; Exercise Price: $17.50	(4,307,576)	(2,522)	(79,443)
MARA Holdings, Inc., Expiration: 5/8/2026; Exercise Price: $14.00	(5,156,899)	(4,301)	(53,763)
MercadoLibre, Inc., Expiration: 5/1/2026; Exercise Price: $1,840.00	(4,660,838)	(26)	(15,145)
NU Holdings Ltd., Expiration: 5/8/2026; Exercise Price: $15.50	(4,413,504)	(3,048)	(16,764)
NVIDIA Corp., Expiration: 5/8/2026; Exercise Price: $202.50	(6,925,079)	(347)	(116,245)
Opera Ltd., Expiration: 5/15/2026; Exercise Price: $18.00	(7,316,550)	(4,122)	(216,405)
Paypal Holdings, Inc., Expiration: 5/1/2026; Exercise Price: $51.00	(4,286,970)	(855)	(9,833)
Riot Platforms, Inc., Expiration: 5/1/2026; Exercise Price: $17.50	(94,820)	(55)	(2,668)
Riot Platforms, Inc., Expiration: 5/8/2026; Exercise Price: $16.50	(5,170,276)	(2,999)	(415,361)
Robinhood Markets, Inc., Expiration: 5/8/2026; Exercise Price: $79.00	(7,259,844)	(996)	(64,242)
Sharplink, Inc., Expiration: 5/1/2026; Exercise Price: $8.50	(2,552,400)	(3,545)	(8,863)
Strategy, Inc., Expiration: 5/8/2026; Exercise Price: $167.50	(6,419,460)	(388)	(242,500)
Total Call Options			(3,237,342)

Put Options - (0.6)%
Bitdeer Technologies Group, Expiration: 5/1/2026; Exercise Price: $12.00	(2,489,445)	(2,205)	(192,937)
Bitdeer Technologies Group, Expiration: 5/8/2026; Exercise Price: $11.00	(45,160)	(40)	(2,400)
Block, Inc., Expiration: 5/1/2026; Exercise Price: $71.00	(6,768,960)	(960)	(94,080)
Cleanspark, Inc., Expiration: 5/1/2026; Exercise Price: $12.00	(4,079,768)	(3,256)	(27,676)
Cleanspark, Inc., Expiration: 5/8/2026; Exercise Price: $11.00	(75,180)	(60)	(1,320)
MARA Holdings, Inc., Expiration: 5/8/2026; Exercise Price: $11.50	(5,156,899)	(4,301)	(197,846)
NU Holdings Ltd., Expiration: 5/8/2026; Exercise Price: $14.00	(4,413,504)	(3,048)	(45,720)
Opera Ltd., Expiration: 5/15/2026; Exercise Price: $16.00	(7,316,550)	(4,122)	(82,440)
Paypal Holdings, Inc., Expiration: 5/1/2026; Exercise Price: $49.50	(4,286,970)	(855)	(12,825)
Robinhood Markets, Inc., Expiration: 5/8/2026; Exercise Price: $66.00	(7,259,844)	(996)	(40,836)
Sharplink, Inc., Expiration: 5/1/2026; Exercise Price: $7.00	(2,552,400)	(3,545)	(23,043)
Total Put Options			(721,123)

TOTAL WRITTEN OPTIONS (Premiums received $4,520,508)			$(3,958,465)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.